ORGANIZATION, NATURE OF BUSINESS AND GOING CONCERN	9 Months Ended	11 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
ORGANIZATION, NATURE OF BUSINESS AND GOING CONCERN

NOTE 1 – ORGANIZATION, NATURE OF BUSINESS AND GOING CONCERN

(A) Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules and regulations of the Securities and Exchange Commission for interim financial information. Accordingly, they do not include all the information necessary for a comprehensive presentation of financial position and results of operations.

It is management’s opinion however, that all material adjustments (consisting of normal recurring adjustments) have been made, which are necessary for a fair consolidated financial statements presentation. The results for the interim period are not necessarily indicative of the results to be expected for the year.

(B) Organization

On March 16, 2011 (the “Closing Date”) MMAX Media, Inc. (“MMAX”) completed its agreement and plan of merger (the “Merger Agreement”) to acquire Hyperlocal Marketing, LLC, a Florida limited liability company (“Hyperlocal”), pursuant to which Hyperlocal merged with and into HLM Paymeon, Inc., a Florida corporation and wholly owned subsidiary of MMAX. Under the terms of the Merger Agreement, the Hyperlocal members received 20,789,395 shares of MMAX common stock, which equal approximately 50.1% of the total shares of MMAX issued and outstanding following the merger on a fully diluted basis. In accordance with ASC Topic 360-10-45-15, the transaction is accounted for as a reverse acquisition and Hyperlocal is considered the accounting acquirer and the acquiree is MMAX since the members of Hyperlocal obtained voting and management control of MMAX and the transaction has been accounted as a reverse merger.

Hyperlocal Marketing, LLC was originally organized in the State of Florida on January 22, 2010. The Company has focused its efforts on organizational activities, raising capital, software development and evaluating operational opportunities.

Hyperlocal is a development stage company that owns and operates products aimed at the location-based marketing industry. Hyperlocal develops and markets products that provide merchants and consumers with mobile marketing services and offers, including but not limited to, mobile coupons, mobile business cards, mobile websites, use of SMS short codes and contest management. Hyperlocal has nominal revenues since its inception. Hyperlocal has also developed “PayMeOn”, a product designed to offer its customers income potential through the purchase and referral of “coupon-style” deals through its mobile and web interfaces

MMAX Media, Inc. and its wholly owned subsidiaries are herein referred to as the “Company”.

(C) Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements include the accounts of MMAX Media, Inc. from the acquisition date of March 16, 2011 to June 30, 2011 and its wholly owned subsidiaries, Hyperlocal Marketing, LLC. and HLM Paymeon, Inc. from January 22, 2010 (inception) through September 30, 2011. All intercompany accounts have been eliminated in the consolidation.

(D) Going Concern

Since inception, the Company has incurred net operating losses and used cash in operations. As of September 30, 2011, the Company had an accumulated deficit of $1,343,848 and used cash in operations of $532,107 from inception. Losses have principally occurred as a result of the substantial resources required for research and development and marketing of the Company’s products which included the general and administrative expenses associated with its organization and product development and the impairment of licenses in the amount of $1,454.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to reflect the possible future effect on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the outcome of these uncertainties. Management believes that the actions presently being taken to obtain additional funding and implement its strategic plan provides the opportunity for the Company to continue as a going concern.

NOTE 1 ORGANIZATION, NATURE OF BUSINESS AND GOING CONCERN

(A) Organization

Hyperlocal Marketing, LLC (The Company) was originally organized in the State of Florida on January 22, 2010. The Company has focused it efforts on organizational activities, raising capital, software development and evaluating operational opportunities.

(B) Nature of Business

The Company  intends to be a subscription and advertising based seller and reseller of mobile marketing and group buying software and services to consumers and companies in the automotive, healthcare, financial services, food services, specialty retail and other industries.  Hyperlocal Marketing currently markets and sells easy to use mobile marketing services, including mobile coupons, mobile business cards, mobile websites, use of SMS short codes, contest management, and more.  The Company also has premium keyword related products and is developing additional location based applications

(C) Going Concern

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company and its ability to meet its ongoing obligations. The Company has a net loss of $254,336 and net cash used in operations of $128,303 from the period January 22, 2010 (Inception) to December 31, 2010 and a working deficiency of $6,889 at December 31, 2010.

These conditions, as well as the conditions noted below, were considered when evaluating the Company’s liquidity and its ability to meet its ongoing obligations. These financial statements do not include any adjustments to reflect the possible future effect on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the outcome of these uncertainties. Management believes that the actions presently being taken to obtain additional funding and implement its strategic plan provides the opportunity for the Company to continue as a going concern.